Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 298,263	$ 139,206
Total ECL provisions	(332)	(188)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	144,755	87,601
Total ECL provisions	(253)	(134)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	40,280	33,211
Total ECL provisions	(61)	(40)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	79,579	44,018
Total ECL provisions	(192)	(95)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	24,896	10,373
Total ECL provisions	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	153,508	51,604
Total ECL provisions	(79)	(53)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	148,900	47,421
Total ECL provisions	(75)	(49)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,608	4,183
Total ECL provisions	(3)	(4)
0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	18,514	29,643
0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,395	17,771
0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,119	1,720
0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	10,152
0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,186	2,609
0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,180	2,604
0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6	4
2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	31,126	21,228
2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,283	7,306
2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	23,843	13,920
2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	2
2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	103,161	19,105
2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	101,163	17,303
2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,997	1,803
4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	30,763	14,186
4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,403	4,268
4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	22,361	9,834
4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	84
4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	23,823	11,939
4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	22,877	10,893
4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	946	1,045
6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	44,342	14,077
6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,197	2,800
6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,249	11,142
6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	24,896	135
6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,730	12,776
6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,991	11,950
6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	739	826
9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,593	8,293
9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,829	948
9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,764	7,345
9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,351	5,117
9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,434	4,616
9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	918	501
Credit-impaired (defaulted) | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	417	174
Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	174	118
Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	243	56
Credit-impaired (defaulted) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Credit-impaired (defaulted) | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	257	59
Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	255	56
Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	4
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	290,012	134,410
Total ECL provisions	(183)	(111)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	38,860	32,332
Total ECL provisions	(16)	(14)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	75,158	42,085
Total ECL provisions	(105)	(55)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	24,896	10,373
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	146,496	45,452
Total ECL provisions	(59)	(39)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,602	4,169
Total ECL provisions	(3)	(3)
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,395	17,771
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,119	1,720
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,180	2,604
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6	4
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,247	7,267
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	23,650	13,920
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	100,606	16,903
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,997	1,803
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,362	4,219
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	21,974	9,781
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	22,416	10,553
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	946	1,045
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,485	2,301
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,742	10,845
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,423	11,452
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	739	824
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,371	774
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,673	5,818
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,872	3,941
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	914	493
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,572	4,562
Total ECL provisions	(102)	(56)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,242	761
Total ECL provisions	(24)	(7)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,178	1,878
Total ECL provisions	(61)	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,149	1,913
Total ECL provisions	(17)	(10)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	11
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	39
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	193	0
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	557	400
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	41	49
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	387	53
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	461	341
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	708	499
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	507	298
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	568	497
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	2
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	458	174
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,091	1,527
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	562	675
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3	9
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	678	234
Total ECL provisions	(48)	(21)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	178	118
Total ECL provisions	(22)	(19)
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	243	56
Total ECL provisions	(26)	(2)
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	255	56
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	4
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	174	118
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	243	56
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	255	56
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 2	$ 4